SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) property
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	619
Fair value	$ 64,710
Debt	37,332
Commercial Development properties and land/parking lots
Real Estate And Accumulated Depreciation By Property [Line Items]
Fair value	3,875
Development properties and land
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	1,339
Corporate facilities
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	13,378
Hospitality
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	6,815
Deferred finance costs	$ 302
Core Office
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	64
Fair value	$ 21,713
Debt	$ 13,420
Core Office | United States
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	35
Fair value	$ 13,459
Debt	$ 9,000
Core Office | Canada
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	20
Fair value	$ 4,218
Debt	$ 1,827
Core Office | Australia
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	5
Fair value	$ 1,730
Debt	$ 1,052
Core Office | Europe
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	2
Fair value	$ 1,932
Debt	$ 1,486
Core Office | Brazil
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	2
Fair value	$ 374
Debt	$ 55
Core Retail
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	54
Fair value	$ 19,406
Debt	$ 9,141
Opportunistic Office
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	110
Fair value	$ 8,780
Debt	$ 5,381
Opportunistic Retail
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	18
Fair value	$ 1,838
Debt	$ 1,008
Logistics
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	33
Fair value	$ 673
Debt	$ 3
Multifamily
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	10
Fair value	$ 1,995
Debt	$ 1,651
Self-storage
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	19
Fair value	$ 95
Debt	$ 61
Alternatives
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	1
Fair value	$ 66
Debt	$ 195
Student Housing
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	41
Fair value	$ 1,712
Debt	$ 1,238
Manufactured Housing
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	218
Fair value	$ 4,417
Debt	$ 2,779
Mixed-Use
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	7
Fair value	$ 3,098
Debt	$ 1,904
Secondaries
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	44
Fair value	$ 917
Debt	$ 551